OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2018
Prepaid Expense and Other Assets, Current [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 3:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
	December 31,
	2018	2017

Prepaid expenses	292	254
Government authorities	68	35
Employees	21	18
Others	779	1,474

	1,160	1,781